Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.0%)
	Linde plc	79,693	37,263
	Ecolab Inc.	42,891	11,393
	Air Products & Chemicals Inc.	37,413	10,435
	Freeport-McMoRan Inc.	241,649	9,298
			68,389
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	1,606,179	329,283
*	Tesla Inc.	460,412	159,514
*	Netflix Inc.	72,033	86,960
	Costco Wholesale Corp.	74,750	77,753
	Walmart Inc.	744,020	73,450
	Home Depot Inc.	167,289	61,611
	McDonald's Corp.	120,330	37,766
	Walt Disney Co.	304,463	34,416
	Booking Holdings Inc.	5,527	30,503
*	Uber Technologies Inc.	351,805	29,608
	TJX Cos. Inc.	189,267	24,018
	Lowe's Cos. Inc.	95,041	21,454
	Starbucks Corp.	191,145	16,047
*	O'Reilly Automotive Inc.	9,723	13,296
	NIKE Inc. Class B	199,030	12,059
*	Chipotle Mexican Grill Inc.	228,310	11,434
	Marriott International Inc. Class A	37,105	9,789
*	Airbnb Inc. Class A	66,603	8,592
	Target Corp.	77,016	7,240
*	AutoZone Inc.	1,414	5,279
	Hilton Worldwide Holdings Inc.	20,288	5,040
	General Motors Co.	83,565	4,146
	Ross Stores Inc.	27,761	3,889
			1,063,147
Consumer Staples (3.8%)
	Procter & Gamble Co.	394,869	67,084
	Philip Morris International Inc.	261,779	47,275
	Coca-Cola Co.	579,399	41,775
	PepsiCo Inc.	230,981	30,363
	Altria Group Inc.	285,025	17,275
	McKesson Corp.	21,116	15,193
	Mondelez International Inc. Class A	218,011	14,714
	CVS Health Corp.	212,546	13,611
	Colgate-Palmolive Co.	136,766	12,711
*	Monster Beverage Corp.	114,763	7,339
	Kimberly-Clark Corp.	27,963	4,020
			271,360
Energy (2.4%)
	Exxon Mobil Corp.	730,821	74,763
	Chevron Corp.	281,773	38,518
	ConocoPhillips	214,188	18,281
	EOG Resources Inc.	94,761	10,288
	Phillips 66	68,544	7,779
	Schlumberger NV	228,574	7,554
	Williams Cos. Inc.	102,720	6,216
	Kinder Morgan Inc.	159,532	4,473
	Marathon Petroleum Corp.	26,289	4,226
			172,098
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	288,178	145,230
	JPMorgan Chase & Co.	470,930	124,326
	Bank of America Corp.	1,152,260	50,849

		Shares	Market Value ($000)
	Wells Fargo & Co.	553,544	41,394
	Goldman Sachs Group Inc.	52,547	31,552
	Progressive Corp.	98,604	28,095
	S&P Global Inc.	53,076	27,221
	Morgan Stanley	203,695	26,079
	Charles Schwab Corp.	290,121	25,629
	Citigroup Inc.	317,574	23,920
	Blackrock Inc.	23,526	23,053
	Marsh & McLennan Cos. Inc.	82,641	19,310
	Chubb Ltd.	64,547	19,183
	CME Group Inc.	60,666	17,532
	Intercontinental Exchange Inc.	96,875	17,418
	Blackstone Inc.	121,508	16,860
	KKR & Co. Inc.	112,112	13,617
	Aon plc Class A (XNYS)	34,588	12,870
	Moody's Corp.	25,786	12,360
	PNC Financial Services Group Inc.	66,638	11,582
	US Bancorp	262,484	11,442
	Bank of New York Mellon Corp.	120,559	10,683
	Travelers Cos. Inc.	38,164	10,522
*	Berkshire Hathaway Inc. Class A	13	9,846
	Aflac Inc.	92,243	9,551
	Truist Financial Corp.	219,646	8,676
	MetLife Inc.	97,734	7,680
	Apollo Global Management Inc.	33,718	4,407
	American International Group Inc.	50,053	4,236
			765,123
Health Care (9.4%)
	Eli Lilly & Co.	143,701	106,004
	Johnson & Johnson	405,491	62,936
	AbbVie Inc.	297,315	55,333
	UnitedHealth Group Inc.	154,979	46,790
	Abbott Laboratories	292,064	39,014
*	Intuitive Surgical Inc.	60,095	33,193
	Merck & Co. Inc.	425,418	32,689
*	Boston Scientific Corp.	248,438	26,151
	Amgen Inc.	90,467	26,071
	Thermo Fisher Scientific Inc.	63,524	25,589
	Gilead Sciences Inc.	209,873	23,103
	Pfizer Inc.	954,103	22,412
	Stryker Corp.	57,834	22,130
	Danaher Corp.	108,289	20,564
*	Vertex Pharmaceuticals Inc.	43,240	19,114
	Medtronic plc	215,914	17,916
	Bristol-Myers Squibb Co.	341,491	16,487
	Cigna Group	46,790	14,816
	Elevance Health Inc.	38,324	14,710
	Zoetis Inc.	67,867	11,444
	HCA Healthcare Inc.	29,248	11,155
	Regeneron Pharmaceuticals Inc.	18,107	8,877
	Becton Dickinson & Co.	48,298	8,336
			664,834
Industrials (10.5%)
	Visa Inc. Class A	290,271	106,004
	Mastercard Inc. Class A	137,173	80,329
	General Electric Co.	171,780	42,242
	Accenture plc Class A	105,327	33,370
	RTX Corp.	224,199	30,599
	Caterpillar Inc.	80,477	28,008
*	Boeing Co.	126,298	26,184
	Honeywell International Inc.	109,434	24,805
	American Express Co.	82,882	24,372
	Union Pacific Corp.	101,821	22,570
	Automatic Data Processing Inc.	68,480	22,292
	GE Vernova Inc.	46,478	21,983
	Deere & Co.	43,406	21,975
	Eaton Corp. plc	66,520	21,300
	Capital One Financial Corp.	107,635	20,359
	Lockheed Martin Corp.	39,672	19,137

		Shares	Market Value ($000)
	Trane Technologies plc	37,786	16,258
*	Fiserv Inc.	94,498	15,383
	Parker-Hannifin Corp.	21,672	14,405
	Sherwin-Williams Co.	38,134	13,683
	3M Co.	91,509	13,575
	United Parcel Service Inc. Class B (XNYS)	124,380	12,132
	Northrop Grumman Corp.	24,414	11,835
*	PayPal Holdings Inc.	166,520	11,703
	Illinois Tool Works Inc.	46,949	11,506
	Emerson Electric Co.	94,901	11,329
	General Dynamics Corp.	38,654	10,765
	CSX Corp.	324,363	10,247
	Norfolk Southern Corp.	38,193	9,438
	Paychex Inc.	54,580	8,619
	FedEx Corp.	36,467	7,954
	Cintas Corp.	28,931	6,553
	Johnson Controls International plc	55,423	5,618
			736,532
Real Estate (1.0%)
	Prologis Inc.	155,874	16,928
	American Tower Corp.	78,790	16,912
	Equinix Inc.	16,391	14,568
	Welltower Inc.	53,927	8,320
	Public Storage	26,574	8,196
	Simon Property Group Inc.	26,171	4,268
			69,192
Technology (41.9%)
	Microsoft Corp.	1,251,868	576,310
	NVIDIA Corp.	3,903,425	527,470
	Apple Inc.	2,529,672	508,085
	Meta Platforms Inc. Class A	368,780	238,781
	Broadcom Inc.	789,331	191,073
	Alphabet Inc. Class A	982,278	168,696
	Alphabet Inc. Class C	786,837	136,005
*	Palantir Technologies Inc. Class A	359,761	47,409
	Oracle Corp.	282,610	46,780
	Salesforce Inc.	153,094	40,627
	International Business Machines Corp.	156,140	40,450
*	ServiceNow Inc.	34,680	35,065
	Intuit Inc.	44,734	33,706
*	Adobe Inc.	73,332	30,439
*	Advanced Micro Devices Inc.	273,017	30,231
	Texas Instruments Inc.	153,381	28,046
	QUALCOMM Inc.	186,137	27,027
*	Palo Alto Networks Inc.	111,475	21,450
	Applied Materials Inc.	136,754	21,436
*	Crowdstrike Holdings Inc. Class A	39,435	18,589
	Analog Devices Inc.	83,466	17,860
	Micron Technology Inc.	187,461	17,708
	Lam Research Corp.	216,339	17,478
	KLA Corp.	22,396	16,951
*	AppLovin Corp. Class A	41,720	16,396
*	Cadence Design Systems Inc.	46,174	13,255
	Intel Corp.	656,942	12,843
*	Synopsys Inc.	26,045	12,084
*	Autodesk Inc.	36,184	10,715
	Roper Technologies Inc.	18,105	10,325
*	Workday Inc. Class A	35,995	8,916
	Marvell Technology Inc.	145,628	8,765
*	MicroStrategy Inc. Class A	20,226	7,465
	Dell Technologies Inc. Class C	51,297	5,708
*	Fortinet Inc.	54,875	5,585
*	Snowflake Inc. Class A	25,039	5,150
			2,954,879
Telecommunications (2.3%)
	Cisco Systems Inc.	602,829	38,002
	AT&T Inc.	1,208,892	33,607
	Verizon Communications Inc.	637,972	28,045
	Comcast Corp. Class A	635,027	21,953

		Shares	Market Value ($000)
	T-Mobile US Inc.	76,888	18,622
*	Arista Networks Inc.	170,003	14,729
*	Charter Communications Inc. Class A	15,503	6,144
			161,102
Utilities (1.5%)
	NextEra Energy Inc.	346,307	24,463
	Southern Co.	183,953	16,556
	Waste Management Inc.	67,670	16,306
	Duke Energy Corp.	129,875	15,289
	American Electric Power Co. Inc.	89,831	9,297
	Republic Services Inc.	34,251	8,812
	Sempra	109,584	8,612
	Dominion Energy Inc.	71,975	4,079
			103,414
Total Common Stocks (Cost $4,223,353)			7,030,070
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $6,495)	64,957	6,495
Total Investments (99.9%) (Cost $4,229,848)			7,036,565
Other Assets and Liabilities—Net (0.1%)			7,715
Net Assets (100%)			7,044,280
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	48	14,198	785
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.